Share capital - History - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share capital
Aggregate share capital	€ 356,112	€ 354,582	€ 353,819	€ 349,789
Aggregate number of shares after transaction	65,836,000	65,553,000	65,412,000	64,667,000
Number of shares	65,835,511	65,552,721	65,411,767	64,666,802